RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Short-term employee benefits	$ 8,804	$ 8,870
Share-based payments	5,163	5,948
Key management personnel compensation	$ 13,967	$ 14,818